INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Jan. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets
Acquisition-related intangible assets consisted of the following as of January 31, 2025 and 2024:

	January 31, 2025
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$53,118	$(53,118)	$—
Distribution network	2,000	(2,000)	—
Total intangible assets	$55,118	$(55,118)	$—

	January 31, 2024
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$53,118	$(53,118)	$—
Customer relationships	1,451	(1,193)	258
Distribution network	2,000	(2,000)	—
Total intangible assets	$56,569	$(56,311)	$258

Schedule of Goodwill Activity
The change in the net carrying amount of goodwill activity for the years ended January 31, 2025 and 2024 was as follows:

(in thousands)	Amount
Goodwill at January 31, 2023	$126,487
Foreign currency translation	76
Goodwill at January 31, 2024	$126,563
Foreign currency translation	(415)
Goodwill at January 31, 2025	$126,148